Stock Option Plan - Summary of Option Activity (Detail) - USD ($) $ / shares in Units, $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Share-based Payment Arrangement [Abstract]
Shares Available, Beginning Balance	693,879	861,690	539,900
Shares Available, Stock options authorized		250,000	540,554
Shares Available, Stock options granted	(416,919)	(497,417)	(306,804)
Shares Available, Stock options exercised		0	0
Shares Available, Unvested common shares repurchased	85,103	19,158	37,893
Shares Available, Stock options forfeited	99,841	60,448	50,147
Shares Available, Ending Balance	461,904	693,879	861,690	539,900
Number of Shares Outstanding, Beginning Balance	768,239	348,660	142,037
Number of Shares Outstanding, Stock options authorized	0
Number of Shares Outstanding, Stock options granted	416,919	497,417	306,804
Number of Shares Outstanding, Stock options exercised	(141,707)	(17,390)	(50,034)
Number of Shares Outstanding, Unvested common shares repurchased	0
Number of Shares Outstanding, Stock options forfeited	(99,841)	(60,448)	(50,147)
Number of Shares Outstanding, Ending Balance	943,610	768,239	348,660	142,037
Weighted Average Exercise Price Per Share, Beginning Balance	$ 4.62	$ 1.85
Number of Shares Outstanding, Vested and expected to vest						768,223
Weighted Average Exercise Price Per Share, Stock options authorized	0	0	$ 0
Number of Shares Outstanding, Exercisable						137,159
Weighted Average Exercise Price Per Share, Stock options granted	8.63	6.18	1.99
Weighted Average Exercise Price Per Share, Ending Balance	4.62	4.62	1.85		$ 6.82	$ 4.62	$ 1.85
Weighted Average Exercise Price Per Share, Stock options exercised	$ 4.37	$ 1.93	$ 1.91
Weighted Average Remaining Contractual Term (Years), Balance	8 years 9 months 14 days	8 years 10 months 2 days	9 years 7 days	9 years 5 months 19 days
Weighted Average Exercise Price Per Share, Unvested common shares repurchased	$ 1.02	$ 1.39	$ 1.06
Weighted Average Remaining Contractual Term (Years), Vested and expected to vest		8 years 10 months 2 days
Weighted Average Exercise Price Per Share, Stock options forfeited	5.07	$ 2.74	1.84
Weighted Average Remaining Contractual Term (Years), Exercisable		7 years 11 months 26 days
Weighted Average Exercise Price Per Share, Ending Balance	$ 6.82	$ 4.62	$ 1.85
Aggregate Intrinsic Value				$ 426	$ 6,416	$ 1,291	$ 526
Weighted Average Exercise Price Per Share, Vested and expected to vest						$ 0
Aggregate Intrinsic Value, Vested and expected to vest						$ 1,291
Weighted Average Exercise Price Per Share, Exercisable						$ 0
Aggregate Intrinsic Value, Exercisable						$ 580